CONSOLIDATED BALANCE SHEETS [Parenthetical] (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Fair value of held-to-maturity securities (in dollars)	$ 5,144	$ 7,257
Allowance for loan losses (in dollars)	$ 875	$ 764
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized	500,000	500,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	20,000,000	20,000,000
Common stock, shares issued	8,596,064	8,596,064
Treasury stock, shares	826,375	811,375